Derivative instruments and hedging activities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Derivative [Line items]
Derivative liability position with credit-risk-related contingent features	¥ 966	¥ 960
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	728	754
Additional collateral required to be posted, aggregate fair value	¥ 120	¥ 102